1933 Act File No. 333-185183

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.

Post-Effective Amendment No. 2	☒

LORD ABBETT SECURITIES TRUST
(Exact Name of Registrant as Specified in Charter)
(800) 201-6984
(Area Code and Telephone Number)

90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive offices
Number, Street, City,
State, Zip Code)

Thomas R. Phillips, Vice President and Assistant Secretary
90 Hudson Street
Jersey City, New Jersey 07302-3973
(Address of Principal Executive Offices
Number, Street, City,
State, Zip Code)

It is proposed that this filing become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933: NO FILING FEE IS
REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED
PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940, as amended. A RULE
24F-2 NOTICE FOR THE REGISTRANT’S FISCAL YEAR ENDED OCTOBER 31, 2012 WAS FILED WITH
THE COMMISSION ON JANUARY 29, 2013.

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST

This amendment to the Registration Statement on Form N-14 (File No. 333-185183) is being filed solely for the purposes of filing the tax opinion updating the reference in Item (16)(12) and the definitive of the Agreement and Plan of Reorganization Item (16)(4), in connection with the reorganization of Lord Abbett Stock Appreciation Fund into Lord Abbett Growth Leaders Fund, a series of Lord Abbett Securities Trust. The Combined Prospectus and Proxy Statement and Statement of Additional Information filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 filed with the Commission on January 18, 2013 are incorporated herein by reference (File No. 333-185183). No information contained in Parts A and B of the Registration Statement is being amended, deleted or suspended.

PART C

OTHER INFORMATION

Item 15. Indemnification

The Registrant is a Delaware statutory trust established under Chapter 38 of Title 12 of the Delaware Code. The Registrant’s Declaration and Agreement of Trust at Section 4.3 relating to indemnification of trustees, officers, etc. states the following:

The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened, while acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or any Series thereof. Notwithstanding anything herein to the contrary, if any matter which is the subject of indemnification hereunder relates only to one Series (or to more than one but not all of the Series of the Trust), then the indemnity shall be paid only out of the assets of the affected Series. No individual shall be indemnified hereunder against any liability to the Trust or any Series thereof or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In addition, no such indemnity shall be provided with respect to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, either for said payment or for any other expenses unless there has been a determination that such compromise is in the best interests of the Trust or, if appropriate, of any affected Series thereof and that such Person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust or, if appropriate, of any affected Series thereof, and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such a quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a vote of Shareholders (excluding Shares owned of record or beneficially by such individual). In addition, unless a matter is disposed of with a court determination (i) on the merits that such Trustee, officer, employee or agent was not liable or (ii) that such Person was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, no indemnification shall be provided hereunder unless there has been a determination by independent legal counsel in a written opinion that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trustees may make advance payments out of the assets of the Trust or, if appropriate, of the affected Series in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3. The indemnified Trustee, officer, employee or agent shall give a written undertaking to reimburse the Trust or the Series in the event it is subsequently determined that he or she is not entitled to such indemnification and (a) the indemnified Trustee, officer, employee or agent shall provide security for his or her undertaking, (b) the Trust shall be insured against losses arising by reason of lawful advances, or (c) a majority of a quorum of disinterested Trustees or an independent legal counsel in a written opinion shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification. The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he or she may be lawfully entitled and shall inure to the benefit of his or her heirs, executors, administrators or other legal representatives.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expense incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

In addition, the Registrant maintains a trustees’ and officers’ errors and omissions liability insurance policy protecting trustees and officers against liability for breach of duty, negligent act, error or omission committed in their capacity as trustees or officers. The policy contains certain exclusions, among which is exclusion from coverage for active or deliberate dishonest or fraudulent acts and exclusion for fines or penalties imposed by law or other matters deemed uninsurable.

Item 16. Exhibits

(1)	Declaration and Agreement of Trust

(a)	Declaration and Agreement of Trust. Incorporated by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 1998.

i.

Amendment to Declaration and Agreement of Trust (Lord Abbett Large-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A filed on June 26, 2003.

ii.

Amendment to Declaration and Agreement of Trust (Lord Abbett International Core Equity Fund). Incorporated by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A filed on December 12, 2003.

iii.

Amendment to Declaration and Agreement of Trust (Lord Abbett International Opportunities Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

iv.

Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund). Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

v.

Amendments to Declaration and Agreement of Trust (Lord Abbett Micro-Cap Growth Fund and Lord Abbett Micro-Cap Value Fund). Incorporated by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2004.

vi.

Amendment to Declaration and Agreement of Trust (Alpha Series – Class Y) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

vii.

Amendment to Declaration and Agreement of Trust (Lord Abbett Value Opportunities Fund – Class A, B, C, P & Y. Incorporated by reference to Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A filed on December 20, 2005.

viii.

Amendment to Declaration and Agreement of Trust dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

ix.

Amendment to Declaration and Agreement of Trust (renaming Class Y to Class I shares) dated July 26, 2007. Incorporated by reference to Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A filed on September 13, 2007.

x.

Amendment to Declaration and Agreement of Trust (Lord Abbett International Dividend Income Fund – Class A, B, C, F, I, R2, & R3) dated March 19, 2008. Incorporated by reference to Post-Effective Amendment No. 56 to the Registrant’s Registration Statement on Form N-1A filed on April 2, 2008.

xi.

Amendment to Declaration and Agreement of Trust (name change for Growth & Income, International, World-Bond Debenture and Alpha Series) dated May 19, 1999. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xii.

Amendment to Declaration and Agreement of Trust (new series, Lord Abbett Micro-Cap Value and Lord Abbett Micro-Cap Growth Funds) dated January 20, 2000. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xiii.

Amendment to Declaration and Agreement of Trust (Section 2.7) dated April 20, 2004. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xiv.

Amendment to Declaration and Agreement of Trust (Alpha Series name change) dated June 23, 2005. Incorporated by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A filed on June 20, 2008.

xv.

Amendment to Declaration and Agreement of Trust (Lord Abbett All Value Fund name change) dated June 4, 2009. Incorporated by reference to Post-Effective Amendment No. 61 to the Registrant’s Registration Statement on Form N-1A filed on December 29, 2009.

xvi.

Amendment to Declaration and Agreement of Trust (new series, Lord Abbett Growth Leaders Fund) dated March 10, 2011. Incorporated by reference to Post-Effective Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A filed on March 18, 2011.

xvii.

Amendment to Declaration and Agreement of Trust (Lord Abbett Growth Leaders Fund adding Class B shares) dated September 13, 2012. Incorporated by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A filed on September 21, 2012.

(2)

By-Laws. Amended and Restated By-laws dated January 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

(3)	Voting Trust Agreement. Not applicable.

(4)	Reorganization Agreement. Filed herein.

(5)	Instruments Defining Rights of Security Holders. Not applicable.

(6)	Investment Advisory Contracts. Management Agreement incorporated by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A filed on December 26, 2002.

i.

Addendum to the Management Agreement (Lord Abbett Large-Cap Value Fund – dated June 30, 2003) incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

ii.

Addendum to the Management Agreement (Alpha Series) effective March 1, 2004 incorporated by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A filed on August 19, 2004.

iii.

Addendum to the Management Agreement (Lord Abbett International Opportunities Fund) dated November 1, 2005. Incorporated by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A filed on February 28, 2006.

iv.

Addendum to the Management Agreement (Lord Abbett Growth Leaders Fund) dated June 15, 2011. Incorporated by reference to Post-Effective Amendment No. 66 to the Registrant’s Registration Statement on Form N-1A filed on June 14, 2011.

v.

Addendum to the Management Agreement (Lord Abbett International Core Equity Fund – dated March 1, 2013). Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

vi.

Addendum to the Management Agreement (Lord Abbett Value Opportunities Fund) dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

vii.

Addendum to the Management Agreement (Lord Abbett International Dividend Income Fund) dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

viii.

Management Fee Waiver and Expense Limitation Agreement (Lord Abbett Growth Leaders Fund) effective November 28, 2012. Incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2012.

ix.

Management Fee Waiver (Lord Abbett Alpha Strategy Fund) effective March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

x.

Management Fee Waiver and Expense Limitation Agreement (Lord Abbett International Core Equity Fund and Lord Abbett International Dividend Income Fund) effective March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

(7)	Distribution Agreement. Incorporated by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A filed on March 1, 2001.

(8)	Bonus or Profit Sharing Contracts. None.

(9)

Custodian Agreements. Custodian Agreement dated November 1, 2001 and updated Exhibit A dated as of December 15, 2011. Incorporated by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2012.

(10)	Rule 18f-3 Plan and 12b-1 Plan.

i.

Rule 12b-1 Plan. Amended and Restated Joint Rule 12b-1 Distribution Plan and Agreement for Lord Abbett Family of Funds dated August 10, 2007 with updated Schedule A dated as of November 28, 2012 and B dated as of November 28, 2012. Incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2012.

ii.

Rule 18f-3 Plan. Amended and Restated Rule 18f-3 Plan as of July 1, 2008 pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 with updated Schedule A dated as of November 28, 2012. Incorporated by reference to Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A filed on November 27, 2012.

(11)	Share Opinion. Opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Incorporated by reference to SEC Accession 0000930413-12-006362 on Form N-14 filed on November 28, 2012.

(12)	Tax Opinion. Filed herein.

(13)	Other Material Contracts.

i.

Agency Agreement dated as of April 30, 2010, including amended Schedule A dated as of December 15, 2011. Incorporated by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement of Form N-1A filed on February 27, 2012.

ii.

Amendment to the Agency Agreement dated April 30, 2010 (amended March 15, 2011). Incorporated by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement of Form N-1A filed on February 27, 2012.

iii.

Administrative Services Agreement dated December 12, 2002 (including amendments #1-13). Incorporated by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2009.

	iv.	Amendment #14 to the Administrative Services Agreement dated May 1, 2010. Incorporated by reference to Post Amendment No. 63 to the Registration Statement on Form N-1A filed on February 24, 2011.

	v.	Amendment #15 to the Administrative Services Agreement dated October 26, 2010. Incorporated by reference to Post Amendment No. 63 to the Registration Statement on Form N-1A filed on February 24, 2011.

vi.

Amendment #16 to Administrative Services Agreement dated as of November 19, 2010. Incorporated by reference to Post Amendment No. 63 to the Registration Statement on Form N-1A filed on February 24, 2011.

	vii.	Amendment #17 to Administrative Services Agreement dated as of April 20, 2011. Incorporated by reference to Post Amendment No. 66 to the Registration Statement on Form N-1A filed on June 14, 2011.

	viii.	Amendment #18 to Administrative Services Agreement dated as of June 15, 2011. Incorporated by reference to Post Amendment No. 66 to the Registration Statement on Form N-1A filed on June 14, 2011.

ix.

Amendment #19 to Administrative Services Agreement dated as of December 15, 2011. Incorporated by reference to Post-Effective Amendment No. 68 to the Registrant’s Registration Statement of Form N-1A filed on February 27, 2012.

(14)	Consent of Deloitte & Touche LLP. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration on Form N-14 filed with the Commission on January 18, 2013.

(15)	Not applicable.

(16)	Powers of Attorney. Filed herein.

(17)	Additional Exhibits.

	i.	Proxy card. Incorporated by reference to Pre-Effective Amendment No. 2 to Registrant’s Registration on Form N-14 filed with the Commission on January 18, 2013.

ii.

The Prospectus and Statement of Additional Information of the Registrant pertaining to Lord Abbett Growth Leaders Fund dated March 1, 2013. Incorporated by reference to Post-Effective Amendment No. 74 to the Registrant’s Registration Statement on Form N-1A filed on February 27, 2013.

iii.

The Prospectus and Statement of Additional Information of Lord Abbett Stock Appreciation Fund, dated December 1, 2012. Incorporated by reference to Post Effective No. 17 to the Lord Abbett Stock Appreciation Fund’s Registration Statement on Form N-1A filed on November 27, 2012.

	iv.	The Annual Report of the Registrant pertaining to Lord Abbett Growth Leaders Fund for the fiscal year ended October 31, 2011. Incorporated by reference to the Report on Form N-CSR filed on December 27, 2012.

v.	The Annual Report of Lord Abbett Stock Appreciation Fund for the fiscal year ended July 31, 2012. Incorporated by reference to the Report on Form N-CSR filed on October 3, 2012.

Item 17. Undertakings

(1)

The undersigned Registrant agrees that before any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Jersey City, and State of New Jersey on the 2nd day of April, 2013.

LORD ABBETT SECURITIES TRUST

/s/ Thomas R. Phillips

By:	Thomas R. Phillips
Vice President and Assistant Secretary

/s/ Joan A. Binstock

By:	Joan A. Binstock
Vice President and Chief Financial Officer

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

E. Thayer Bigelow*	Chairman and Trustee	April 2, 2013

E. Thayer Bigelow

President, Chief Executive Officer, and Trustee
Daria L. Foster*		April 2, 2013

Daria L. Foster

Robert B. Calhoun, Jr.*	Trustee	April 2, 2013

Robert B. Calhoun, Jr.

Evelyn E. Guernsey*	Trustee	April 2, 2013

Evelyn E. Guernsey

Julie A. Hill*	Trustee	April 2, 2013

Julie A. Hill

Franklin W. Hobbs*	Trustee	April 2, 2013

Franklin W. Hobbs

James M. McTaggart*	Trustee	April 2, 2013

James M. McTaggart

James L.L. Tullis*	Trustee	April 2, 2013

James L.L. Tullis

/s/ Thomas R. Phillips

By: Thomas R. Phillips
Attorney-in-Fact *

POWER OF ATTORNEY

           Each person whose signature appears below on this Registration Statement hereby constitutes and appoints Lawrence H. Kaplan, Lawrence B. Stoller, Thomas R. Phillips, and Brooke A. Fapohunda, each of them, with full power to act without the other, his or her true lawful attorney-in-fact and agent, with full power of substitution and resubstitution, for him or her and in his or her name, place and stead, in any and all capacities (until revoked in writing) to sign any and all Registration Statements on Form N-14 and any amendment thereto (including pre and post-effective amendments) relating to the reorganizations listed below and to file the same, with all exhibits thereto, with the Securities and Exchange Commission granting unto said attorneys-in-fact and agents, and each of them, full power and authority to do and perform each and every act and thing ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their or his or her substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Target Fund	Acquiring Fund
Lord Abbett Stock Appreciation Fund	Lord Abbett Securities Trust - Lord Abbett Growth Leaders Fund

Signature	Title

/s/ E. Thayer Bigelow	Chairman and Trustee

E. Thayer Bigelow

/s/ Daria L. Foster	President, CEO and Trustee

Daria L. Foster

/s/ Robert B. Calhoun, Jr.	Trustee

Robert B. Calhoun, Jr.

/s/ Evelyn E. Guernsey	Trustee

Evelyn E. Guernsey

/s/ Julie A. Hill	Trustee

Julie A. Hill

/s/ Franklin W. Hobbs	Trustee

Franklin W. Hobbs

/s/ James M. McTaggart	Trustee

James M. McTaggart

/s/ James L.L. Tullis	Trustee

James L.L. Tullis

Dated: January 1, 2013